Statements of Cash Flows (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss and comprehensive loss	$ (5,937)	$ (8,937)
Depreciation	155	155
Change in non-cash working capital items		3,000
CASH FLOWS USED IN OPERATING ACTIVITIES	(5,782)	(5,782)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(620)	(620)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of common stock	15,000	22,000
NET INCREASE IN CASH	8,598	15,598
Cash, beginning of period	7,000
Cash, end of period	15,598	15,598
SUPPLEMENTAL CASH FLOW INFORMATION
Interest paid
Income taxes paid